PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of:

		March 31,	December 31,
	Estimated Life	2022	2021

Office equipment	5 years	$28,181	$28,181
Computer equipment	3 years	3,157	3,157
Accumulated depreciation		(4,996)	(3,292)
		$26,342	$28,046

Depreciation expense was $1,704 and $344 for the three months ended March 31, 2022 and 2021, respectively, and is classified in general and administrative expenses in the unaudited condensed consolidated Statements of Operations.

NOTE 4 – EQUIPMENT

Equipment consisted of the following as of:

		December 31,	December 31,
	Estimated Life	2021	2020

Office equipment	5 years	$28,181	$1,787
Computer equipment	3 years	3,157	287
Accumulated depreciation		(3,292)	(346)
		$28,046	$1,728

Depreciation expense was $2,946 and $346 for the years ended December 31, 2021 and 2020, respectively, and is classified in general and administrative expenses in the Consolidated Statements of Operations.